UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period April 1, 2025 to June 30, 2025.

Date of Report (Date of earliest event reported): July 17, 2025

Commission File Number of securitizer:       025-06011

Central Index Key Number of securitizer:       0001875412

Headlands Asset Management Fund III, LP, Series K
(Exact name of securitizer as specified in its charter)

Stephen Bufano, (415) 446-2730
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

___	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

___________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ____________
Central Index Key Number of underwriter (if applicable): ____________

___________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 1.03              Notice of Termination of Duty to File Reports under Rule 15Ga-1

Headlands Residential 2021-RPL1, LLC (“HAMR 2021-RPL1”) has no asset-backed securities outstanding.  The date of the last payment on the last asset-backed security outstanding that was issued by HAMR 2021-RPL1 was March 25, 2025.

Pursuant to Rule 15Ga-1(c)(3), Headlands Asset Management Fund III, LP, Series K, as securitizer, hereby provides notice that its duty under Rule 15Ga-1(c)(2) to file periodic disclosures required by Rule 15Ga-1(a) is terminated with respect to HAMR 2021-RPL1.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: July 17, 2025

Headlands Asset Management Fund III, LP, Series K
(Securitizer)

By:	/s/ Stephen Bufano
	Name:	Stephen Bufano
	Title:	Chief Financial Officer